ACQUISITIONS	3 Months Ended
Mar. 31, 2022
ACQUISITIONS
ACQUISITIONS

2. ACQUISITIONS

On January 11, 2022, Safariland, LLC, a wholly-owned subsidiary of the Company, completed the accretive acquisition of Radar Leather Division S.r.l. (“Radar”), a premiere family-owned duty gear business based in Italy that specializes in the production of high-quality holsters, belts, duty belts, and other accessories.

The acquisition was accounted for as a business combination. Total acquisition-related costs for the acquisition of Radar were $627, of which $95 was incurred and recognized during the three months ended March 31, 2022.

Total consideration, net of cash acquired, was $19,787 for 100% of the equity interests in Radar. The total consideration was as follows:

Cash paid	$21,266
Less: cash acquired	(1,479)
Total consideration, net	$19,787

The following table summarizes the total purchase price consideration and the preliminary fair value amounts recognized for the assets acquired and liabilities assumed, which have been estimated at their fair values. The fair value estimates for the purchase price allocation are based on the Company’s best estimates and assumptions as of the reporting date and are considered preliminary. The fair value measurements of identifiable assets and liabilities, and the resulting goodwill related to the Radar acquisition are subject to change and the final purchase price allocation could be different from the amounts presented below. We expect to finalize the valuations as soon as practicable, but no later than one year from the date of the acquisition. The excess of purchase consideration over the assets acquired and liabilities assumed is recorded as goodwill. Goodwill for the Radar acquisition is included in the Products segment and consists largely of the growth and profitability expected from this acquisition.

vTotal consideration, net	$19,787

Accounts receivable	$2,347
Inventories	2,500
Prepaid expenses	682
Other current assets	612
Property and equipment	3,053
Intangible assets	10,200
Goodwill	6,711
Total assets acquired	26,105
Accounts payable	1,120
Deferred tax liabilities	2,548
Accrued liabilities	2,106
Long-term debt	544
Total liabilities assumed	6,318
Net assets acquired	$19,787

2. ACQUISITIONS (Continued)

In connection with the acquisition, the Company acquired exclusive rights to Radar’s trademarks, customer relationships, and product technologies. The amounts assigned to each class of intangible asset, other than goodwill acquired, and the related average useful lives are as follows:

	Gross	Average Useful Life
Customer relationships	$9,300	15
Technology	600	10
Trademarks	300	7
Total	$10,200

The full amount of goodwill of $6,711 is expected to be non-deductible for tax purposes. No pre-existing relationships existed between the Company and Radar prior to the acquisition. Radar revenue and cost of goods sold are included in the Products segment. The acquisition was not material to our consolidated financial statements.